Note 1 - Summary of Significant Accounting Policies - Summary of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic (in shares)	3,270,996	3,270,878	3,268,667
Diluted (in shares)	3,306,503	3,277,198	3,269,834